SCHEDULE OF COST OF REVENUES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total cost of revenues	$ 10,768,717	$ 6,954,364
Electric Vehicle [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues	10,374,282	6,561,276
Software Development And Design Services [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues	$ 394,435	$ 393,088